Lease liabilities	6 Months Ended
Dec. 31, 2023
Lease liabilities [Abstract]
Lease liabilities
Note 11. Lease liabilities

	31 Dec 2023	30 Jun 2023
	$'000	$'000

Current liabilities
Lease liability	209	192

Non-current liabilities
Lease liability	1,150	1,256

Total lease liabilities	1,359	1,448

Lease liabilities
The Group's lease liability includes a 30-year lease of a site in Prince George, B.C., Canada, a three-year lease of a corporate office in Sydney, Australia and a five-year corporate office lease in Vancouver, B.C., Canada.